Risk and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Risk and Uncertainty [Line Items]
Schedule of Risk and Uncertainty
As of December 31, 2025 and 2024, each of the following investments represent more than 10% of the fair value of the Plan's total investments.

	2025	2024
	(in thousands)

GE Vernova Common Stock	$1,091,993	$ ***
State Street Target Retirement Income Fund	989,926	—
State Street Target Retirement 2030 Fund	1,179,583	—
State Street Target Retirement 2035 Fund	1,169,859	—
SSGA U.S. Core Equity Fund	—	1,079,303
U.S. Large-Cap Equity Index Fund	—	1,234,512
Russell 1000 Index Non-Lendable Fund	—	1,094,298
*** Investment did not exceed more than 10% of fair value of total investments.